Form N-1A Supplement	Dec. 31, 2025
Boston Partners All-Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Global Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Global Sustainability Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Long/Short Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Long/Short Research Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

Boston Partners Small Cap Value Fund II
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Select Small Cap Value Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

WPG Partners Small Cap Value Diversified Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

THE RBB FUND, INC.

Boston Partners All-Cap Value Fund

Boston Partners Global Equity Fund

Boston Partners Global Sustainability Fund

Boston Partners Long/Short Equity Fund

Boston Partners Long/Short Research Fund

Boston Partners Small Cap Value Fund II

WPG Partners Select Small Cap Value Fund

WPG Partners Small Cap Value Diversified Fund

(collectively, the “Funds”)

______________________________________________________________________________

Supplement dated December 31, 2025

to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2025

______________________________________________________________________________

Effective March 2, 2026, the disclosures describing the investment objectives of the Funds in the Prospectus and SAI are updated as follows:

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS ALL-CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners All-Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Equity Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS GLOBAL SUSTAINABILITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Global Sustainability Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT EQUITY FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Equity Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS LONG/SHORT RESEARCH FUND” of the Prospectus is superseded and replaced with the following:

The Boston Partners Long/Short Research Fund (the “Fund”) seeks long-term growth of capital with reduced exposure to general equity market risk.

The section entitled “Investment Objective” under the “SUMMARY SECTION – BOSTON PARTNERS SMALL CAP VALUE FUND II” of the Prospectus is superseded and replaced with the following:

The Boston Partners Small Cap Value Fund II (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SELECT SMALL CAP VALUE FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Select Small Cap Value Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.

The section entitled “Investment Objective” under the “SUMMARY SECTION – WPG PARTNERS SMALL CAP VALUE DIVERSIFIED FUND” of the Prospectus is superseded and replaced with the following:

The WPG Partners Small Cap Value Diversified Fund (the “Fund”) seeks long-term growth of capital and outperformance of its benchmark net of fees.